Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone:  484-583-8711

Email:  Sam.Goldstein@lfg.com

VIA EDGAR

February 8, 2019

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: File Nos.: PEA No.: Fund:	Lincoln Variable Insurance Products Trust (“Registrant”) 811-08090 and 033-70742 194 LVIP BlackRock Global Allocation Fund (“New Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 194 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.

The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to establish the New Fund as a series of the Trust.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein

Samuel K. Goldstein, Esq.

Senior Counsel—Funds Management

cc:       Ronald A. Holinsky, Chief Counsel